ANNUAL REPORT

MAY 31, 1999

WEALTHBUILDER II
PORTFOLIOS

[Logo] NORWEST
       WEALTHBUILDER II


NORWEST
WEALTHBUILDER II
GROWTH BALANCED
PORTFOLIO

NORWEST
WEALTHBUILDER II
GROWTH AND INCOME
PORTFOLIO

NORWEST
WEALTHBUILDER II
GROWTH PORTFOLIO


Not FDIC Insured. -- No bank guarantee. -- May lose value.

 TABLE OF CONTENTS                                                  MAY 31, 1999
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
A MESSAGE TO OUR SHAREHOLDERS.............................................    1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA
       Norwest WealthBuilder II Growth Balanced Portfolio.................    2
       Norwest WealthBuilder II Growth and Income Portfolio...............    3
       Norwest WealthBuilder II Growth Portfolio..........................    4
INDEPENDENT AUDITORS' REPORT..............................................    5
FINANCIAL STATEMENTS
       Statements of Assets and Liabilities...............................    6
       Statements of Operations...........................................    7
       Statements of Changes in Net Assets................................    8
       Financial Highlights...............................................    9
       Notes to Financial Statements......................................   10
       Supplementary Information (Unaudited)..............................   13
       Schedules of Investments...........................................   14
            Norwest WealthBuilder II Growth Balanced Portfolio............   14
            Norwest WealthBuilder II Growth and Income Portfolio..........   14
            Norwest WealthBuilder II Growth Portfolio.....................   14

                                                                    [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                        July 16, 1999

           Dear Valued Shareholders:

               We are pleased to present the 1999 Annual Report for Norwest WealthBuilder II Portfolios. This report includes the Norwest WealthBuilder II Growth Balanced, Growth and Income, and Growth Portfolios.

               A period of relative calm returned to global markets due to Asia's improving economic condition. After a brief scare late last summer, U.S. financial markets shook off any threats to domestic prosperity, with the Dow Jones Industrial Average (DJIA) climbing 3,000 points from October through April to peak at a record high 11,000. Thanks to the combination of low unemployment, low inflation and strong consumer spending, the nation's "Goldilock's" economy seemed just right--at least until May.

               Recent events in the U.S. economy may signal a turning point for domestic and international markets. Fear of interest rate increases threw the DJIA into a spin during May, and triggered a sell-off in the bond market that sent yields on 30-Year Treasury bonds to the highest levels in a year. We believe that bond yields--which move inversely to bond prices--will not peak until the Fed raises rates high enough to produce a meaningful economic slowdown.

               Although higher interest rates will help cool the nation's strong economic growth, economies from Asia to Latin America are concerned about the prospect of a tightening U.S. monetary policy. Higher interest rates translate into higher bond yields, raising the debt service burden throughout emerging markets. So while the health of the world's economies remains questionable, signs of optimism are emerging.

               Whatever the market conditions, we recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. We appreciate your business and strive to deliver personalized service along with an array of investment options to help you achieve your financial goals. If you have any questions or need information, please contact us at 1-(800) 338-1348 or
           (612) 667-8833, option 2.

               Again, thank you for choosing Norwest WealthBuilder
           II.

                                         Sincerely,

                                         /s/ John Y. Keffer
                                         John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999
--------------------------------------------------------------------------------
 NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO

The assets of the NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO are invested in eleven different stock and bond funds and experienced a return of 10.26% (does not include sales load) over the twelve months ended May 31, 1999. The proportion of assets in stocks and bonds is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model, which seeks to enhance performance by shifting between stocks and bonds depending upon market conditions. At May 31, 1999, 34.0% of the Portfolio holdings were invested in fixed income funds, while the remaining 66.0% were in equity funds. The bond investing styles include government, agency, mortgage-backed, corporate and international holdings. The equity styles are large cap growth, large cap value, small company and international holdings. Of the eleven funds in the Portfolio, two are Norwest Advantage Funds, three are portfolios of Core Trust (Delaware) advised by Norwest Investment Management, Inc., two are from the Putnam family, one is managed by AIM, two by Franklin/Templeton and one by Massachusetts Financial Services (MFS).
Although we witnessed considerable volatility, the twelve-month period ended May 31, 1999 was another profitable time for investors in the large cap, domestic equity market. A healthy economy, combined with low, stable inflation, has continued to fuel the stock market rally. Large company stocks were the best performers during the twelve months ended May 31, 1999, with the S&P 500 Index of large cap stocks gaining 21.04%. Small cap stocks, represented by the Russell 2000 Index, have continued to struggle under the deflationary environment, returning -2.62% over the same period. While foreign equity markets have recovered following the massive monetary easing in the fourth quarter of 1998, the strength of the dollar and the effects of the Asian crisis have limited the returns from international equities over the past year. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index of international stocks gained 4.36% during the twelve months ended May 31, 1999.

The twelve months ended May 31, 1999 also proved to be a volatile environment for bonds. Bond yields declined sharply early in the fiscal year as we witnessed a flight to quality surrounding the Asian crisis and stock market correction in August. Since September, 10-year Treasury bond yields have risen 150 basis points (1.50%) and are now above the levels of a year ago. The Lehman Brothers Intermediate Government/Corporate Index, which is commonly used as a measure of the performance of intermediate maturity bonds, gained 4.78% during the twelve months ended May 31, 1999.
The volatility in the stock and bond market over the past year created an opportunity to add value with our TAA Model. Following the sharp correction in stocks and the significant decline in bond yields last summer, the Model hit the trigger point where we shifted 15% of the portfolio from bonds to stocks on October 2. A combination of the strength in stock prices and the weakness in bonds late last year allowed the Model to hit the trigger point to return to our normal allocation between stocks and bonds on January 11. During the period when we were over-weighted in stocks, the S&P 500 Index was up 28.4% and the 10-year Treasury bond yield rose 67 basis points (0.67%). This very successful asset shift toward stocks resulted in more than a 4% increase in the Growth Balanced Portfolio return compared to a portfolio that remained at the neutral stock/bond allocation. The Norwest WealthBuilder II Growth Balanced Portfolio significantly outperformed the benchmark for the component portfolios over the twelve months ending May 31, 1999.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE. HAD THE PERFORMANCE INCLUDED THE 1.50% SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO ("PORTFOLIO") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), RUSSELL 2000 INDEX ("RUSSELL INDEX"), MSCI EAFE
                                  INDEX ("MSCI
              INDEX"), AND FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total returns of the Indices do not. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Portfolio is professionally managed while the Indices are unmanaged and are not available for investment. The Benchmark represents the appropriate base allocation percentages applied to the Lipper Universe Averages. The Lipper Universe Averages do not include sales charges but do include management fees and expenses. The Lipper Universe Averages are calculated by taking arithmetic averages of the returns of the funds in the groups. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                         --------------------------------------------------
                                     S&P    RUSSELL    MSCI
                         PORTFOLIO  INDEX    INDEX     INDEX     BENCHMARK
                         --------  -------  -------   -------   -----------
ONE YEAR                    8.60 %   21.04%   (2.62)%    4.36%        5.43%
SINCE INCEPTION            10.28 %   22.82%   (0.75)%    6.28%        7.48%
INCEPTION DATE           10/1/97   9/30/97  9/30/97   9/30/97      9/30/97
VALUE MAY 31, 1999       $11,767   $14,084   $9,875   $11,067      $11,277

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            GROWTH BALANCED    S&P INDEX    RUSSELL       MSCI      BENCHMARK

9/30/97             9,850.00    10,000.00   10,000.00   10,000.00    10,000.00
10/31/97            9,810.60     9,666.40    9,555.50    9,231.40     9,738.99
11/30/97            9,820.45    10,113.50    9,490.45    9,137.33     9,809.95
12/31/97            9,911.68    10,287.06    9,660.80    9,217.03     9,918.51
1/31/98             9,970.97    10,400.72    9,513.67    9,638.56     9,983.37
2/28/98            10,386.02    11,150.43   10,227.03   10,257.03    10,440.94
3/31/98            10,702.24    11,720.98   10,656.77   10,572.86    10,771.72
4/30/98            10,810.94    11,838.86   10,715.31   10,656.55    10,851.49
5/31/98            10,672.59    11,635.58   10,140.43   10,604.82    10,696.73
6/30/98            10,761.53    12,107.85   10,169.45   10,685.10    10,812.77
7/31/98            10,554.01    11,979.26    9,339.01   10,793.42    10,633.69
8/31/98             9,417.58    10,249.46    7,528.18    9,456.12     9,526.98
9/30/98             9,714.04    10,906.11    8,110.66    9,166.19     9,833.84
10/31/98           10,356.37    11,792.44    8,443.38   10,121.68    10,216.49
11/30/98           10,909.76    12,506.86    8,889.18   10,640.22    10,627.86
12/31/98           11,418.98    13,227.11    9,444.14   11,059.98    11,019.62
1/31/99            11,667.65    13,780.01    9,566.65   11,027.32    11,161.78
2/28/99            11,309.56    13,351.87    8,795.87   10,764.54    10,787.86
3/31/99            11,607.97    13,885.92    8,931.47   11,213.87    11,041.37
4/30/99            11,956.11    14,423.66    9,730.78   11,668.24    11,427.82
5/31/99            11,767.12    14,083.55    9,874.68   11,067.33    11,276.97

THE PORTFOLIO HAS A MAXIMUM 1.5% SALES CHARGE.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999
--------------------------------------------------------------------------------
 NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO

The assets of the NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO are invested in seven different equity funds and experienced a return of 9.11% (does not include sales load) over the twelve months ended May 31, 1999. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. Accordingly, at May 31, 1999, 30.0% of the assets were invested in the large cap growth style, 30.0% in large cap value, 20.0% in small company stocks and 20.0% in international funds. Of the seven funds in the Portfolio, three are Portfolios of Core Trust (Delaware) advised by Norwest Investment Management, Inc., two are from the Putnam family, one is managed by AIM and one by Franklin/Templeton.
Although we witnessed considerable volatility, the twelve-month period ended May 31, 1999 was another profitable time for investors in the large cap, domestic equity market. A healthy economy, combined with low, stable inflation, has continued to fuel the stock market rally. Large company growth stocks were the best performers during the twelve months ended May 31, 1999, with the Russell 1000 Growth Index gaining 26.22%. Large company value stocks, represented by the Russell 1000 Value Index, returned 14.53% over the same period. Small cap stocks, represented by the Russell 2000 Index, have continued to struggle under the deflationary environment, returning -2.62% over the past year. While foreign equity markets have recovered following the massive monetary easing in the fourth quarter of 1998, the strength of the dollar and the effects of the Asian crisis have limited the returns from international equities over the past year. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index of international stocks gained 4.36% during the twelve months ended May 31, 1999.
The Norwest WealthBuilder II Growth and Income Portfolio outperformed the Fund Composite Benchmark for the component portfolios over the twelve months ending May 31, 1999.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE. HAD THE PERFORMANCE INCLUDED THE 1.50% SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO ("PORTFOLIO") VS. STANDARD POOR'S 500 INDEX ("S&P INDEX"), RUSSELL&2000 INDEX ("RUSSELL INDEX"), MSCI EAFE
                                  INDEX ("MSCI
              INDEX"), AND FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total returns of the Indices do not. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Portfolio is professionally managed while the Indices are unmanaged and are not available for investment. The Benchmark represents the appropriate base allocation percentages applied to the Lipper Universe Averages. The Lipper Universe Averages do not include sales charges but do include management fees and expenses. The Lipper Universe Averages are calculated by taking arithmetic averages of the returns of the funds in the groups. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                         --------------------------------------------------
                                     S&P    RUSSELL    MSCI
                         PORTFOLIO  INDEX    INDEX     INDEX     BENCHMARK
                         --------  -------  -------   -------   -----------
ONE YEAR                    7.47 %   21.04%   (2.62)%    4.36%        6.53%
SINCE INCEPTION            10.44 %   22.82%   (0.75)%    6.28%        8.63%
INCEPTION DATE           10/1/97   9/30/97  9/30/97   9/30/97      9/30/97
VALUE MAY 31, 1999       $11,795   $14,084   $9,875   $11,067      $11,479

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            GROWTH AND INCOME    S&P INDEX    RUSSELL     MSCI      BENCHMARK

9/30/97               9,850.00    10,000.00  10,000.00  10,000.00    10,000.00
10/31/97              9,446.15     9,666.40   9,555.50   9,231.40     9,550.60
11/30/97              9,584.05    10,113.50   9,490.45   9,137.33     9,639.33
12/31/97              9,726.70    10,287.06   9,660.80   9,217.03     9,758.13
1/31/98               9,835.10    10,400.72   9,513.67   9,638.56     9,787.26
2/28/98              10,455.95    11,150.43  10,227.03  10,257.03    10,472.90
3/31/98              10,928.98    11,720.98  10,656.77  10,572.86    10,957.17
4/30/98              11,066.95    11,838.86  10,715.31  10,656.55    11,055.73
5/31/98              10,810.73    11,635.58  10,140.43  10,604.82    10,774.64
6/30/98              10,948.69    12,107.85  10,169.45  10,685.10    10,926.78
7/31/98              10,603.78    11,979.26   9,339.01  10,793.42    10,636.07
8/31/98               8,948.17    10,249.46   7,528.18   9,456.12     8,953.23
9/30/98               9,293.09    10,906.11   8,110.66   9,166.19     9,298.15
10/31/98              9,963.21    11,792.44   8,443.38  10,121.68     9,893.47
11/30/98             10,584.07    12,506.86   8,889.18  10,640.22    10,442.70
12/31/98             11,154.38    13,227.11   9,444.14  11,059.98    11,019.40
1/31/99              11,479.84    13,780.01   9,566.65  11,027.32    11,202.33
2/28/99              11,085.35    13,351.87   8,795.87  10,764.54    10,734.07
3/31/99              11,509.43    13,885.92   8,931.47  11,213.87    11,078.63
4/30/99              12,002.55    14,423.66   9,730.78  11,668.24    11,634.78
5/31/99              11,795.44    14,083.55   9,874.68  11,067.33    11,478.87

THE PORTFOLIO HAS A MAXIMUM 1.5% SALES CHARGE.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999
--------------------------------------------------------------------------------
 NORWEST WEALTHBUILDER II GROWTH PORTFOLIO

The assets of the NORWEST WEALTHBUILDER II GROWTH PORTFOLIO are invested in seven different equity funds and experienced a return of 14.94% (does not include sales load) over the twelve months ended May 31, 1999. The proportion of assets in different equity styles is determined by a proprietary investment strategy called the Tactical Equity Allocation Model (TEA), which seeks to enhance performance by shifting emphasis between equity styles depending upon market conditions. Accordingly, at May 31, 1999, 66.9% of the assets were invested in the large cap growth style, 17.9% in large cap value, 6.5% in small company stocks and 8.7% in international funds. Of the seven mutual funds in the Portfolio, three are Portfolios of Core Trust (Delaware) advised by Norwest Investment Management, Inc., two are from the Putnam family, one is managed by AIM and one by Franklin/Templeton.
Although we witnessed considerable volatility, the twelve-month period ended May 31, 1999 was another profitable time for investors in the large cap, domestic equity market. A healthy economy, combined with low, stable inflation, has continued to fuel the stock market rally. Large company growth stocks were the best performers during the twelve months ended May 31, 1999, with the Russell 1000 Growth Index gaining 26.22%. Large company value stocks, represented by the Russell 1000 Value Index, returned 14.53% over the same period. Small cap stocks, represented by the Russell 2000 Index, have continued to struggle under the deflationary environment, returning -2.62% over the past year. While foreign equity markets have recovered following the massive monetary easing in the fourth quarter of 1998, the strength of the dollar and the effects of the Asian crisis have limited the returns from international equities over the past year. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index of international stocks gained 4.36% during the twelve months ended May 31, 1999.
The TEA Model continued to favor domestic, large company, growth stocks throughout the past 12 months, which significantly enhanced performance relative to a portfolio that is more diversified among the four equity styles. The Norwest WealthBuilder II Growth Portfolio significantly outperformed the Fund Composite Benchmark for the component portfolios over the twelve months ending May 31, 1999.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE. HAD THE PERFORMANCE INCLUDED THE 1.50% SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 NORWEST WEALTHBUILDER II GROWTH PORTFOLIO ("PORTFOLIO") VS. STANDARD & POOR'S
                                      500
   INDEX ("S&P INDEX"), RUSSELL 2000 INDEX ("RUSSELL INDEX"), MSCI EAFE INDEX
                                     ("MSCI
              INDEX"), AND FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total returns of the Indices do not. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Portfolio is professionally managed while the Indices are unmanaged and are not available for investment. The Benchmark represents the appropriate base allocation percentages applied to the Lipper Universe Averages. The Lipper Universe Averages do not include sales charges but do include management fees and expenses. The Lipper Universe Averages are calculated by taking arithmetic averages of the returns of the funds in the groups. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                         --------------------------------------------------
                                     S&P    RUSSELL    MSCI
                         PORTFOLIO  INDEX    INDEX     INDEX     BENCHMARK
                         --------  -------  -------   -------   -----------
ONE YEAR                   13.22 %   21.04%   (2.62%)    4.36%        5.01%
SINCE INCEPTION            14.21 %   22.82%   (0.75%)    6.28%        7.48%
INCEPTION DATE           10/1/97   9/30/97  9/30/97   9/30/97      9/30/97
VALUE MAY 31, 1999       $12,473   $14,084  $ 9,875   $11,067   $   11,277

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BALANCED    S&P INDEX    RUSSELL     MSCI      BENCHMARK

9/30/1997     9,850.00    10,000.00  10,000.00  10,000.00    10,000.00
10/31/1997    9,623.45     9,666.40   9,555.50   9,231.40     9,509.00
11/30/1997    9,741.65    10,113.50   9,490.45   9,137.33     9,563.20
12/31/1997    9,826.44    10,287.06   9,660.80   9,217.03     9,674.13
1/31/1998     9,925.00    10,400.72   9,513.67   9,638.56     9,721.54
2/28/1998    10,506.50    11,150.43  10,227.03  10,257.03    10,401.07
3/31/1998    10,959.88    11,720.98  10,656.77  10,572.86    10,888.88
4/30/1998    11,117.57    11,838.86  10,715.31  10,656.55    10,993.42
5/31/1998    10,851.46    11,635.58  10,140.43  10,604.82    10,738.37
6/30/1998    11,107.72    12,107.85  10,169.45  10,685.10    10,855.42
7/31/1998    10,782.47    11,979.26   9,339.01  10,793.42    10,604.66
8/31/1998     9,106.95    10,249.46   7,528.18   9,456.12     8,928.06
9/30/1998     9,609.60    10,906.11   8,110.66   9,166.19     9,189.65
10/31/1998   10,329.09    11,792.44   8,443.38  10,121.68     9,780.55
11/30/1998   11,038.73    12,506.86   8,889.18  10,640.22    10,322.39
12/31/1998   11,890.03    13,227.11   9,444.14  11,059.98    10,867.41
1/31/1999    12,393.68    13,780.01   9,566.65  11,027.32    11,028.25
2/28/1999    11,969.04    13,351.87   8,795.87  10,764.54    10,570.58
3/31/1999    12,541.81    13,885.92   8,931.47  11,213.87    10,907.78
4/30/1999    12,808.45    14,423.66   9,730.78  11,668.24    11,455.35
5/31/1999    12,472.69    14,083.55   9,874.68  11,067.33    11,276.65

THE PORTFOLIO HAS A MAXIMUM 1.5% SALES CHARGE.

                                                                    [LOGO]

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Norwest Advantage Funds

We have audited the accompanying statements of assets and liabilities of Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Portfolio, portfolios of Norwest Advantage Funds (collectively the "Funds"), including the schedules of investments, as of May 31, 1999, and the related statements of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from October 1, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                                    /s/ KPMG LLP
Boston, Massachusetts
July 16, 1999

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1999
--------------------------------------------------------------------------------

                                                             NORWEST            NORWEST
                                                        WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                             GROWTH           GROWTH AND      WEALTHBUILDER II
                                                            BALANCED            INCOME             GROWTH
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        -----------------  -----------------  -----------------
ASSETS
  Investments (Note 2)
    Investments at cost...............................     $22,008,346        $ 9,215,673        $11,188,922
    Net unrealized appreciation.......................       1,734,260          1,464,865          1,855,014
                                                        -----------------  -----------------  -----------------
    TOTAL INVESTMENTS AT VALUE........................      23,742,606         10,680,538         13,043,936
  Cash................................................          37,965              1,986              6,075
  Receivable for dividends, interest and other
    receivables.......................................          31,439                 31                282
  Receivable for Fund shares issued...................          70,915                  -             51,727
  Organization costs, net of amortization (Note 2)....           5,858              5,858              5,858
                                                        -----------------  -----------------  -----------------
TOTAL ASSETS..........................................      23,888,783         10,688,413         13,107,878
                                                        -----------------  -----------------  -----------------

LIABILITIES
  Payable for Fund shares redeemed....................         512,515              4,211            145,013
  Payable to investment adviser and affiliates (Note
    3)................................................             413                184                223
  Payable to other related parties (Note 3)...........           6,267                  -                  -
  Accrued expenses and other liabilities..............          33,745             27,005             20,975
                                                        -----------------  -----------------  -----------------
TOTAL LIABILITIES.....................................         552,940             31,400            166,211
                                                        -----------------  -----------------  -----------------
NET ASSETS............................................     $23,335,843        $10,657,013        $12,941,667
                                                        -----------------  -----------------  -----------------
                                                        -----------------  -----------------  -----------------

COMPONENTS OF NET ASSETS
  Paid in capital.....................................     $21,371,517        $ 9,269,312        $11,261,748
  Undistributed net investment income.................         145,554              2,133                265
  Accumulated net realized gain (loss) from
    investments.......................................          84,512            (79,297)          (175,360)
  Net unrealized appreciation on investments..........       1,734,260          1,464,865          1,855,014
                                                        -----------------  -----------------  -----------------
NET ASSETS............................................     $23,335,843        $10,657,013        $12,941,667
                                                        -----------------  -----------------  -----------------
                                                        -----------------  -----------------  -----------------
SHARES OF BENEFICIAL INTEREST.........................       1,972,803            891,200          1,024,811

NET ASSET VALUE PER SHARE AND REDEMPTION PRICE PER
 SHARE................................................     $     11.83        $     11.96        $     12.63

OFFERING PRICE PER SHARE
  (Net Asset Value Per Share/(1-Maximum Sales Load of
    1.50%))...........................................     $     12.01        $     12.14        $     12.82

                                                                    [LOGO]
See Notes to Financial Statements

 STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED MAY 31, 1999
--------------------------------------------------------------------------------

                                                             NORWEST            NORWEST
                                                        WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                             GROWTH           GROWTH AND      WEALTHBUILDER II
                                                            BALANCED            INCOME             GROWTH
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        -----------------  -----------------  -----------------
INVESTMENT INCOME
  Interest income (Note 2)............................     $     1,036        $        80        $       125
  Dividend income.....................................         371,863             54,833             17,794
  Net investment income allocated from affiliated Core
    Portfolios(a) (Note 2)............................          39,967             34,765             19,345
                                                        -----------------  -----------------  -----------------
TOTAL INVESTMENT INCOME...............................         412,866             89,678             37,264
                                                        -----------------  -----------------  -----------------
EXPENSES
  Advisory (Note 3)...................................          57,033             36,303             31,672
  Management and Administration (Note 3)..............          16,296             10,372              9,050
  Transfer agent (Note 3).............................          40,738             25,931             22,623
  Custody (Note 3)....................................           3,259              2,074              1,810
  Accounting (Note 3).................................          13,500             13,500             13,500
  Legal...............................................             161                109                 90
  Registration........................................          13,493             10,288             10,838
  Audit...............................................           6,700              6,700              6,700
  Trustees............................................             164                118                 93
  Reporting...........................................          25,489             16,995             14,263
  Distribution fees (Note 3)..........................         122,213             77,793             67,869
  Amortization of organization costs (Note 2).........           1,757              1,757              1,757
  Miscellaneous.......................................             704                659                523
                                                        -----------------  -----------------  -----------------
TOTAL EXPENSES........................................         301,507            202,599            180,788
  Fees waived and expenses reimbursed (Note 4)........         (97,939)           (73,040)           (67,768)
                                                        -----------------  -----------------  -----------------
NET EXPENSES..........................................         203,568            129,559            113,020
                                                        -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)..........................         209,298            (39,881)           (75,756)
                                                        -----------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) from
    Non-affiliated Underlying Funds...................         (52,261)           (38,940)             1,948
    Allocations from affiliated Core Portfolios (Note
      1)..............................................         (37,019)          (186,302)          (214,478)
    Foreign currency transactions allocated from
      affiliated Core Portfolios......................          (5,500)            (5,708)            (1,805)
    Realized gain distributions from non-affiliated
      Underlying Funds (Notes 1 and 2)................         178,753            147,583             43,214
                                                        -----------------  -----------------  -----------------
  Net Realized Gain (Loss) from Investments...........          83,973            (83,367)          (171,121)
                                                        -----------------  -----------------  -----------------
  Net Change in Unrealized Appreciation of
    Non-affiliated Underlying Funds...................         307,855            248,904            444,913
    Allocations from affiliated Core Portfolios (Note
      1)..............................................       1,125,717            867,328          1,154,577
    Foreign currency transactions allocated from
      affiliated Core Portfolios......................           3,388              1,491                975
                                                        -----------------  -----------------  -----------------
  Net Change in Unrealized Appreciation of
    Investments.......................................       1,436,960          1,117,723          1,600,465
                                                        -----------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......       1,520,933          1,034,356          1,429,344
                                                        -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS...........................................     $ 1,730,231        $   994,475        $ 1,353,588
                                                        -----------------  -----------------  -----------------
                                                        -----------------  -----------------  -----------------

(a) Net of foreign withholding taxes of $3,150, $2,671 and $1,007, respectively.

                                                                    [LOGO]
See Notes to Financial Statements

                                           FOR THE PERIOD ENDED MAY 31, 1998 AND
 STATEMENTS OF CHANGES IN NET ASSETS                 THE YEAR ENDED MAY 31, 1999
--------------------------------------------------------------------------------

                                                         NORWEST            NORWEST
                                                    WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                         GROWTH           GROWTH AND      WEALTHBUILDER II
                                                        BALANCED            INCOME             GROWTH
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    -----------------  -----------------  -----------------
NET ASSETS, BEGINNING OF PERIOD(e)................     $         -        $         -        $         -
                                                    -----------------  -----------------  -----------------
OPERATIONS
  Net investment income (loss)....................          42,131             (9,239)            (8,441)
  Net realized gain from investments..............           9,156              7,763             13,287
  Net change in unrealized appreciation of
    investments...................................         297,299            347,143            254,547
                                                    -----------------  -----------------  -----------------
  Net increase in net assets resulting from
    operations....................................         348,586            345,667            259,393
                                                    -----------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................          (7,570)              (734)              (777)
                                                    -----------------  -----------------  -----------------
CAPITAL SHARE TRANSACTIONS (a)
  Sale of shares..................................       9,510,370          8,483,267          5,553,468
  Reinvestment of distributions...................           7,570                734                777
  Redemption of shares............................        (559,312)          (206,147)          (117,627)
                                                    -----------------  -----------------  -----------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS......       8,958,628          8,277,854          5,436,618
                                                    -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS........................       9,299,644          8,622,787          5,695,234
                                                    -----------------  -----------------  -----------------
NET ASSETS--MAY 31, 1998 (b)......................       9,299,644          8,622,787          5,695,234
                                                    -----------------  -----------------  -----------------
OPERATIONS
  Net investment income (loss)....................         209,298            (39,881)           (75,756)
  Net realized gain (loss) from investments.......          83,973            (83,367)          (171,121)
  Net change in unrealized appreciation of
    investments...................................       1,436,960          1,117,723          1,600,465
                                                    -----------------  -----------------  -----------------
  Net increase in net assets resulting from
    operations....................................       1,730,231            994,475          1,353,588
                                                    -----------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................         (93,210)              (733)              (777)
  Net realized gain from investments..............         (12,759)            (8,125)           (18,171)
                                                    -----------------  -----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............        (105,969)            (8,858)           (18,948)
                                                    -----------------  -----------------  -----------------
CAPITAL SHARE TRANSACTIONS(c)
  Sale of shares..................................      21,034,423          5,051,725          7,731,462
  Reinvestment of distributions...................             174              8,578             19,076
  Redemption of shares............................      (8,622,660)        (4,011,694)        (1,838,745)
                                                    -----------------  -----------------  -----------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS......      12,411,937          1,048,609          5,911,793
                                                    -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS........................      14,036,199          2,034,226          7,246,433
                                                    -----------------  -----------------  -----------------
NET ASSETS, MAY 31, 1999 (d)......................     $23,335,843        $10,657,013        $12,941,667
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(a)Shares Issued (Redeemed)
  Sale of shares..................................         915,734            804,995            527,897
  Reinvestment of distributions...................             764                 76                 79
  Redemption of shares............................         (55,111)           (19,019)           (10,670)
                                                    -----------------  -----------------  -----------------
NET INCREASE FROM SHARE TRANSACTIONS..............         861,387            786,052            517,306
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(b)Includes undistributed net investment income,
   May 31, 1998...................................     $    35,998        $         -        $         -
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(c)Shares Issued (Redeemed)
  Sale of shares..................................       1,852,950            446,691            655,532
  Reinvestment of distributions...................              15                777              1,578
  Redemption of shares............................        (741,549)          (342,320)          (149,605)
                                                    -----------------  -----------------  -----------------
NET INCREASE FROM SHARE TRANSACTIONS..............       1,111,416            105,148            507,505
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(d)Includes undistributed net investment income,
   May 31, 1999...................................     $   145,554        $     2,133        $       265
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(e)The Portfolios commenced operations on October
 1, 1997.

                                                                    [LOGO]
See Notes to Financial Statements

                                    SELECTED DATA FOR A SHARE OUTSTANDING DURING
 FINANCIAL HIGHLIGHTS THE YEAR ENDED MAY 31, 1999 AND THE PERIOD ENDED MAY 31, 1998 (a)
--------------------------------------------------------------------------------

                                             NORWEST                          NORWEST
                                         WEALTHBUILDER II                 WEALTHBUILDER II                     NORWEST
                                              GROWTH                         GROWTH AND                    WEALTHBUILDER II
                                             BALANCED                          INCOME                           GROWTH
                                            PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                                  ------------------------------   ------------------------------   ------------------------------
                                    FOR THE          FOR THE         FOR THE          FOR THE         FOR THE          FOR THE
                                   YEAR ENDED     PERIOD ENDED      YEAR ENDED     PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                  MAY 31, 1999    MAY 31, 1998     MAY 31, 1999    MAY 31, 1998     MAY 31, 1999    MAY 31, 1998
                                  ------------   ---------------   ------------   ---------------   ------------   ---------------

Net Asset Value,
 Beginning of Period............    $ 10.80          $10.00          $ 10.97          $10.00           $11.01          $10.00
                                  ------------       ------        ------------       ------        ------------       ------

Investment Operations
  Net Investment Income
    (Loss)......................       0.10            0.07            (0.04)              -            (0.07)          (0.01)
  Net Realized and Unrealized
    Gain on Investments.........       1.01            0.76             1.04            0.97             1.71            1.03
                                  ------------       ------        ------------       ------        ------------       ------
Total from Investment
 Operations.....................       1.11            0.83             1.00            0.97             1.64            1.02
                                  ------------       ------        ------------       ------        ------------       ------

Distributions From
  Net Investment Income.........      (0.07)          (0.03)               -               -                -           (0.01)
  Net Realized Gain.............      (0.01)              -            (0.01)              -            (0.02)              -
                                  ------------       ------        ------------       ------        ------------       ------

Total Distributions.............      (0.08)          (0.03)           (0.01)              -            (0.02)          (0.01)
                                  ------------       ------        ------------       ------        ------------       ------
Net Asset Value, End of
 Period.........................    $ 11.83          $10.80          $ 11.96          $10.97           $12.63          $11.01
                                  ------------       ------        ------------       ------        ------------       ------
                                  ------------       ------        ------------       ------        ------------       ------

Total Return(b).................      10.26%           8.35%            9.11%           9.75%           14.94%          10.17%

Ratio/Supplementary Data
  Net Assets at End of Period
    (in thousands)..............    $23,336          $9,300          $10,657          $8,623           $12,942         $5,695

Ratios to Average Net Assets(d)
  Expenses including
    reimbursement/waiver of
    fees........................       1.25%           1.25%(c)         1.25%           1.25%(c)         1.25%           1.25%(c)
  Expenses excluding
    reimbursement/waiver of
    fees........................       1.85%           2.64%(c)         1.95%           2.90%(c)         2.00%           3.32%(c)
  Net investment income (loss)
    including
    reimbursement/waiver of
    fees........................       1.28%           0.02%(c)        (0.38)%         (0.41)%(c)       (0.84)%         (0.50)%(c)
Portfolio Turnover Rate.........      59.17%          20.20%           31.60%           7.19%           31.21%          15.60%

(a) The Portfolios commenced operations on October 1, 1997.

(b) Total return calculations do not include sales charges. Total return would have been lower had certain expenses not been reimbursed or waived during the period shown (Note 4).

(c) Annualized.

(d) These ratios do not include expenses from non-affiliated funds.

                                                                    [LOGO]
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Each of the Norwest WealthBuilder II portfolios is a diversified series of Norwest Advantage Funds ("Trust") which is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") are separate investment portfolios designed to offer access to professionally managed mutual funds from well-known fund groups. The Portfolios commenced operations on October 1, 1997. Each Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Norwest Shareholders Services. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION--Each Portfolio determines its net asset value as of 4:00 PM Eastern Time on each Portfolio business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios' investments in the Underlying Funds structured as partnerships (the "Core Portfolios") are valued daily based upon each Portfolio's proportionate share of each Core Portfolio's net assets, which are also valued daily. Short-term securities that mature in sixty days or less are valued at amortized cost which approximates value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes. Each Portfolio records its pro-rata share of the Core Portfolios' net investment income and realized and unrealized gain and loss daily. These amounts are included in each Portfolio's Statement of Operations under the captions Net investment income allocated from affiliated Core Portfolios, Net realized gain (loss) allocations from affiliated Core Portfolios and Net change in unrealized appreciation of allocations from affiliated Core Portfolios, respectively.

DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders of net investment income and net capital gain, if any, are made at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Portfolio, timing differences and differing characterizations of distributions made by the Portfolio.

FEDERAL TAXES--Each Portfolio intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Portfolio will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and the operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

                                                                    [LOGO]

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ORGANIZATION COSTS--The costs incurred by the Portfolios in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line basis over a five-year period, beginning on the commencement of the Portfolios' operations.

REPURCHASE AGREEMENTS--Each Portfolio, along with certain other Norwest Advantage Funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Portfolio may have difficulties with the disposition of the collateral.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of the Portfolios is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. In most cases, affiliates of Norwest serve as investment subadviser for each affiliated Core Portfolio. The Adviser receives an advisory fee directly from each Portfolio at an annual rate of 0.35% of its average daily net assets.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES--The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., serves as each Portfolio's manager and distributor of the Portfolio's shares. For their administrative and management services, FAdS and FFSI are each entitled to receive a fee at an annual rate of 0.05% of each Portfolio's average daily net assets. FFSI receives no fee for its distribution services.

TRANSFER AGENT, CUSTODIAN AND OTHER SERVICES--Norwest serves as the Portfolio's transfer agent and shareholder servicing agent. For these services, Norwest receives a fee at an annual rate of 0.25% of each Portfolio's average daily net assets. Norwest also serves as the Portfolios' custodian and may appoint subcustodians for any services and other assets held in depositories. For its custody services, Norwest is entitled to receive a fee with respect to each Portfolio at an annual rate of: 0.02% of the first $100 million of each Portfolio's average daily net assets; 0.015% of the next $100 million of each Portfolio's average daily net assets; and 0.01% of each Portfolio's remaining average daily net assets.

OTHER SERVICE PROVIDERS--Forum Accounting Services, LLC ("FAcS"), an affiliate of FFSI, provides portfolio accounting services to each Portfolio.

DISTRIBUTION PLAN--The Trust may compensate FFSI under a Distribution Plan (the "Plan") adopted by the Trust for each Portfolio's shares under Rule 12b-1 of the Act. FFSI, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of shares. The Plan authorizes monthly payments at an annual rate of up to 0.75% of each Portfolio's average daily net assets.

 NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Norwest, FAdS and FFSI have voluntarily waived a portion of their fees and have reimbursed certain expenses so that total expenses would not exceed 1.25% of each Portfolio's average daily net assets. Norwest, FAdS and FFSI, at their discretion,

                                                                    [LOGO]

--------------------------------------------------------------------------------

 NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES (CONTINUED)

may revise or discontinue the voluntary fee waivers at any time. For the year ended May 31, 1999, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                                       FEES WAIVED                               TOTAL FEES
                                                         ---------------------------------------    EXPENSES     WAIVED AND
                                                          TRANSFER                                 REIMBURSED     EXPENSES
                                                            AGENT       FADS/FFSI      ADVISER      FADS/FFSI    REIMBURSED
                                                         -----------  -------------  -----------  -------------  -----------
Norwest WealthBuilder II Growth Balanced Portfolio.....   $  40,738     $   8,764     $  48,437     $      --     $  97,939
Norwest WealthBuilder II Growth and Income Portfolio...      25,931         9,833        32,146         5,130        73,040
Norwest WealthBuilder II Growth Portfolio..............      22,623         9,048        31,609         4,488        67,768

 NOTE 5. SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the year ended May 31, 1999, were as follows:

                                                          COST OF     PROCEEDS
                                                         PURCHASES   FROM SALES
                                                         ----------  -----------
Norwest WealthBuilder II Growth Balanced Portfolio.....  $19,991,630 $9,530,930
Norwest WealthBuilder II Growth and Income Portfolio...   4,091,988   3,244,071
Norwest WealthBuilder II Growth Portfolio..............   4,468,546   2,805,220

For federal income tax purposes, the tax cost of investment securities owned as of May 31, 1999, and the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation based on identified tax cost as of May 31, 1999, were as follows:

                                                                                                         NET
                                                                          UNREALIZED    UNREALIZED    UNREALIZED
                                                             TAX COST    APPRECIATION  DEPRECIATION  APPRECIATION
                                                            -----------  ------------  ------------  ------------
Norwest WealthBuilder II Growth Balanced Portfolio........  $22,014,682   $2,034,928    $  307,004    $1,727,924
Norwest WealthBuilder II Growth and Income Portfolio......    9,218,988    1,482,451        20,901     1,461,550
Norwest WealthBuilder II Growth Portfolio.................   11,196,182    1,888,007        40,253     1,847,754

 NOTE 6. FUND REORGANIZATIONS

On March 25, 1999, the Board of Trustees approved the reorganization of each series of the Trust into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage Funds families following last November's merger of Wells Fargo & Company and Norwest Corporation. The Trust will present each proposed reorganization to the Portfolio's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

 NOTE 7. FEDERAL INCOME TAXES

As of May 31, 1999, the Portfolios had capital loss carryovers available to offset future capital gains as follows:

                                                                                                YEAR OF
                                                                                              EXPIRATION
                                                                                              -----------
                                                                                                 2007
                                                                                              -----------
Norwest WealthBuilder II Growth Balanced Portfolio..........................................  $    --
Norwest WealthBuilder II Growth and Income Portfolio........................................   75,981
Norwest WealthBuilder II Growth Portfolio...................................................  168,101

 SUPPLEMENTARY INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

 CAPITAL GAIN DISTRIBUTIONS

During the fiscal year ended May 31, 1999, Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Portfolio distributed long-term capital gains of $12,757, $8,858 and $18,948, respectively.

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED

For federal income tax purposes, dividends from short-term capital gain are classified as ordinary income. The percentage of qualifying dividends eligible for the corporate dividends received deduction for Norwest WealthBuilder II Growth Balanced Portfolio was 100%.

                                                                    [LOGO]

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1999
--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
           NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------
      56,636    AIM Blue Chip Fund - Class A              $     2,421,727
     129,860    Franklin Small Cap Growth Fund                  3,188,077
     291,594    Norwest Income Fund                             2,764,368
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                 2,346,223
         N/A    Large Company Growth Portfolio of Core
                  Trust (Delaware)(a)                           2,219,065
     271,339    Norwest Intermediate Government Income
                  Fund                                          2,995,654
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                                 1,675,401
     221,431    MFS High Income Fund                            1,152,695
     108,812    Putnam Growth & Income Fund                     2,391,717
      70,627    Putnam International Growth Fund - Class
                  A                                             1,433,706
     127,823    Templeton Global Bond                           1,153,973
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $22,008,346)             $    23,742,606
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
          NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------
      37,084    AIM Blue Chip Fund - Class A              $     1,586,473
      88,536    Franklin Small Cap Growth Fund                  2,173,585
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                 1,597,925
         N/A    Large Company Growth Portfolio of Core
                  Trust (Delaware)(a)                           1,607,237

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
    NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO (continued)
-----------------------------------------------------------------
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                           $     1,061,534
      72,431    Putnam Growth & Income Fund                     1,592,759
      52,241    Putnam International Growth Fund - Class
                  A                                             1,061,025
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $9,215,673)              $    10,680,538
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                NORWEST WEALTHBUILDER II GROWTH PORTFOLIO
-----------------------------------------------------------------
     102,998    AIM Blue Chip Fund - Class A              $     4,395,950
      34,457    Franklin Small Cap Growth Fund                    844,855
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                 1,840,712
         N/A    Large Company Growth Portfolio of Core
                  Trust (Delaware)(a)                           4,335,087
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                                   507,348
      22,731    Putnam Growth & Income Fund                       498,716
      30,662    Putnam International Growth Fund - Class
                  A                                               621,268
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $11,188,922)             $    13,043,936
                                                          ---------------
                                                          ---------------

N/A - Core Portfolios are partnership investments which do not issue shares.

(a) Represents less than 2% of the net assets of the affiliated Core Portfolios that are advised by Norwest Investment Management, Inc.

                                                                    [LOGO]
See Notes to Financial Statements

Norwest Advantage Funds
510 Marquette Avenue
Minneapolis, MN  55479-0040





Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor


-C- 1999 NORWEST ADVANTAGE FUNDS
NW WB AR (7/99)


This report is for distribution only to shareholders and may be distributed to others only if preceded or accompanied by current prospectuses of the Norwest Advantage Funds.


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       ADVANTAGE FUNDS-R-